Long-Term Borrowings - Long-term debt net of current portions (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Long-Term Borrowings
Outstanding Loan Balance	$ 609,771,403	$ 651,628,487
Less: Amounts due for settlement within 12 months	(136,860,673)	(47,942,084)
Long-term borrowings, net of current portion	472,910,730	603,686,403
No later than one year
Long-Term Borrowings
Outstanding Loan Balance	136,860,673	47,942,084
Later than one year and not later than five years
Long-Term Borrowings
Outstanding Loan Balance	338,510,730	335,178,782
Thereafter
Long-Term Borrowings
Outstanding Loan Balance	$ 134,400,000	$ 268,507,621